Business segment reporting	12 Months Ended
Dec. 31, 2022
Business Segment Reporting
Business segment reporting

44.	Business segment reporting

In accordance with IFRS 8, an operating segment is a component of an entity:

(a) that engages in business activities from which it may earn revenues and incur expenses (including revenues and expenses relating to transactions with other components of the same entity),

(b) whose operating results are regularly reviewed by the entity’s Management responsible to make decisions about resources to be allocated to the segment and assess its performance, and

(c) For which different financial information are available.

Based on these guidelines, the Bank has identified the following reportable operating segments:

• Commercial Banking,

• Global Wholesale Banking,

The Bank has two segments, the commercial segment, which includes individuals and companies (except for global corporate clients, which are dealt with in the Global Wholesale Banking segment) and the Global Wholesale Banking segment, which includes Investment Banking and Markets, including treasury departments and equity businesses.

The Bank operates in Brazil and abroad, through the Cayman branch, Luxembourg branch and its subsidiary in Spain, with Brazilian clients and therefore has no geographical segments.

The income statements and other significant data are as follows:

Thousand of reais	2022

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	45,617,896	1,885,281	47,503,177
Income from equity instruments	11,239	26,834	38,073
Income from companies accounted for by the equity method	147,676	51,503	199,179
Net fee and commission income	12,538,806	2,337,074	14,875,880
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(360,383)	5,059,609	4,699,226
Other operating expense (net)	(718,459)	(122,543)	(841,002)
TOTAL INCOME	57,236,775	9,237,758	66,474,533
Personnel expenses	(8,985,721)	(911,274)	(9,896,995)
Other administrative expenses	(7,571,376)	(771,742)	(8,343,118)
Depreciation and amortization	(2,479,643)	(105,859)	(2,585,502)
Provisions (net)	(1,207,531)	(7,959)	(1,215,490)
Impairment losses on financial assets (net)	(23,682,848)	(1,145,901)	(24,828,749)
Impairment losses on non-financial assets (net)	(160,479)	(955)	(161,434)
Other non-financial gains (losses)	131,482	-	131,482
OPERATING PROFIT BEFORE TAX (1)	13,280,659	6,294,068	19,574,727
Currency Hedge(1)	(129,406)	-	(129,406)
ADJUSTED OPERATING INCOME BEFORE TAX (1)	13,151,253	6,294,068	19,445,321

Thousand of reais	2021

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	46,236,026	5,082,440	51,318,466
Income from equity instruments	10,216	79,824	90,040
Income from companies accounted for by the equity method	105,403	38,781	144,184
Net fee and commission income	13,285,099	1,988,202	15,273,301
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(1,433,236)	(347,268)	(1,780,504)
Other operating expense (net)	(974,391)	(144,989)	(1,119,380)
TOTAL INCOME	57,229,117	6,696,990	63,926,107
Personnel expenses	(8,220,544)	(805,158)	(9,025,702)
Other administrative expenses	(7,697,346)	(593,371)	(8,290,717)
Depreciation and amortization	(2,342,639)	(91,282)	(2,433,921)
Provisions (net)	(2,176,774)	(2,643)	(2,179,417)
Impairment losses on financial assets (net)	(17,169,630)	56,896	(17,112,734)
Impairment losses on non-financial assets (net)	(163,935)	(1,864)	(165,799)
Other non-financial gains (losses)	32,512	-	32,512
OPERATING PROFIT BEFORE TAX (1)	19,490,761	5,259,568	24,750,329
Currency Hedge(1)	2,511,980	-	2,511,980
ADJUSTED OPERATING INCOME BEFORE TAX (1)	22,002,741	5,259,568	27,262,309

Thousand of reais	2020

(Condensed) Income Statement	Commercial Banking	Global Wholesale Banking	Total

NET INTEREST INCOME	41,457,352	2,985,361	44,442,713
Income from equity instruments	3,617	30,137	33,754
Income from companies accounted for by the equity method	84,051	28,210	112,261
Net fee and commission income	14,405,280	1,822,934	16,228,214
Gains (losses) on financial assets and liabilities (net) and Exchange differences (net) (1)	(13,515,305)	1,812,403	(11,702,902)
Other operating expense (net)	(767,088)	(105,422)	(872,510)
TOTAL INCOME	41,667,906	6,573,623	48,241,529
Personnel expenses	(8,139,785)	(731,697)	(8,871,482)
Other administrative expenses	(7,634,670)	(608,808)	(8,243,478)
Depreciation and amortization	(2,488,517)	(90,610)	(2,579,127)
Provisions (net)	(1,638,787)	(17,759)	(1,656,546)
Impairment losses on financial assets (net)	(17,379,570)	(70,619)	(17,450,189)
Impairment losses on non-financial assets (net)	(28,403)	(56,504)	(84,907)
Other non-financial gains (losses)	308,176	-	308,176
OPERATING PROFIT BEFORE TAX (1)	4,666,350	4,997,625	9,663,975
Currency Hedge(1)	13,583,011	-	13,583,011
ADJUSTED OPERATING INCOME BEFORE TAX (1)	18,249,361	4,997,625	23,246,986
(1)	Includes, in the Commercial Bank, the currency hedge of the investment in dollars (a strategy to mitigate the tax effects and the variation of the exchange rate of offshore investments on net income), the result of which is recorded under “on financial assets and liabilities "fully offset in the line of Taxes.

	2022
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	886,630,727	98,820,102	985,450,829
Loans and advances to customers	417,773,158	72,856,870	490,630,028
Customer deposits	356,744,926	133,208,563	489,953,489

	2021
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	838,267,118	92,941,277	931,208,396
Loans and advances to customers	394,086,048	70,757,994	464,844,042
Customer deposits	344,180,608	124,780,461	468,961,069

	2020
Other aggregates:	Commercial Banking	Global Wholesale Banking	Total
Total assets	837,339,314	96,239,065	933,578,379
Loans and advances to customers	317,553,409	76,214,628	393,768,037
Customer deposits	322,328,033	123,485,939	445,813,972